================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                              REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10593

                                   ----------

               Morgan Stanley Institutional Fund of Hedge Funds LP

               (Exact name of Registrant as specified in Charter)

                                One Tower Bridge
                          100 Front Street, Suite 1100
                   West Conshohocken, Pennsylvania 19428-2881

                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (610) 260-7600

                                Barry Fink, Esq.

                    Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020

                     (Name and address of agent for service)

                                    COPY TO:

                          Leonard B. Mackey, Jr., Esq.
                             Clifford Chance US LLP
                                 200 Park Avenue
                               New York, NY 10166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

================================================================================

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ITEM 1.   REPORTS TO STOCKHOLDERS. The Registrant's annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


                                        2

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

                                        MORGAN STANLEY
                                        INSTITUTIONAL FUND OF HEDGE FUNDS LP

                                        Financial Statements with Report of
                                        Independent Auditors

                                        For the Year Ended December 31, 2003


Morgan Stanley Institutional Fund of Hedge Funds LP is operated by persons who have claimed an exclusion from the definition of the term "commodity pool operator" under the U.S. Commodity Exchange Act, as amended ("CEA"), pursuant to U.S. Commodity Futures Trading Commission Regulation 4.5 (a)(1) and (b)(1), and therefore who are not subject to registration or regulation as a pool operator under the CEA.

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

                              Oath and Affirmation

To the best of my knowledge and belief, the information contained in this document is accurate and complete.


/s/ Noel C. Langlois
----------------------------------------
Noel C. Langlois, Vice President
Morgan Stanley Alternative Investment
Partners LP as General Partner of Morgan
Stanley Institutional
Fund of Hedge Funds LP

(This oath is required by Regulation 4.7 of the Regulations under the Commodity Exchange Act, as amended).

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Financial Statements with Report of Independent Auditors
For the Year Ended December 31, 2003

                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets, Liabilities and Partners' Capital.........................2
Statement of Operations........................................................3
Statements of Changes in Partners' Capital.....................................4
Statement of Cash Flows........................................................5
Schedule of Investments........................................................6
Notes to Financial Statements.................................................11

Information Concerning Directors and Officers (Unaudited).....................21

[LOGO] Ernst & Young
                            [ ] Ernst & Young LLP       [ ] Phone: (212)773-3000
                                5 Times Square              www.ey.com
                                New York, NY 10036

                         Report of Independent Auditors

To the Partners and Board of Directors of Morgan Stanley Institutional Fund of Hedge Funds LP

We have audited the accompanying statement of assets, liabilities and partners' capital of Morgan Stanley Institutional Fund of Hedge Funds LP (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statements of changes in partners' capital for the year then ended and for the period from July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with management of the investment funds and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Morgan Stanley Institutional Fund of Hedge Funds LP at December 31, 2003, the results of its operations and its cash flows for the year then ended and the changes in its partners' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.


                                        /s/  Ernst & Young LLP

February 23, 2004

                                        1

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Assets, Liabilities and Partners' Capital
December 31, 2003

Assets
Investments in investment funds, at fair value
 (cost $928,678,019)                                          $   1,024,223,805
Purchased options, at fair value (cost $1,023,500)                      539,911
Cash and cash equivalents (cost $18,008,339)                         18,008,339
Due from broker                                                      25,021,188
Prepaid investments in investment funds                               4,500,000
Receivable for investments sold                                      26,779,232
Unrealized appreciation on swap contract                              1,291,245
Other assets                                                             70,769
                                                              -----------------
Total assets                                                      1,100,434,489
                                                              -----------------
Liabilities
Payable for partner redemptions                                       2,546,890
Management fee payable                                                  692,499
Interest payable on open swap contract                                   95,194
Directors' fee payable                                                   11,375
Accrued expenses and other liabilities                                  289,934
                                                              -----------------
Total liabilities                                                     3,635,892
                                                              -----------------
Net assets                                                    $   1,096,798,597
                                                              =================
Partners' capital
Represented by:
Net capital contributions                                     $   1,000,445,155
Accumulated net unrealized appreciation on investments               96,353,442
                                                              -----------------
Total partners' capital                                       $   1,096,798,597
                                                              =================

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        2

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Operations
For the Year Ended December 31, 2003

Investment income
Interest                                                      $         476,720
Expenses
Management fees                                                       7,258,336
Legal fees                                                              658,698
Organization costs                                                      567,882
Interest expense on swap contract                                       415,453
Accounting and administration fees                                      235,496
Insurance expense                                                       164,441
Other                                                                   506,207
                                                              -----------------
   Total expenses                                                     9,806,513
                                                              -----------------
Net investment loss                                                  (9,329,793)
                                                              -----------------
Realized and unrealized gain (loss) from investments :
   Net realized gain from investments in investment
    funds                                                             8,740,781
   Net realized gain from swap contracts                                131,841
                                                              -----------------
   Net realized gain from investments                                 8,872,622
                                                              -----------------
   Net change in unrealized appreciation on
    investments in investment funds                                  94,345,754
   Net change in unrealized depreciation /
    appreciation on swap contracts                                    1,941,534
   Net change in unrealized depreciation on purchased
    options                                                            (483,589)
                                                              -----------------
   Net unrealized appreciation on investments                        95,803,699
                                                              -----------------
Net realized and unrealized gain from investments                   104,676,321
                                                              -----------------
Net increase in partners' capital resulting from operations   $      95,346,528
                                                              =================

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        3

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statements of Changes in Partners' Capital

                                                    General           Limited
                                                    Partner           Partners           Total
                                                ---------------   ---------------   ---------------
For the period July 1, 2002* through
 December 31, 2002
Partners' capital at July 1, 2002               $            --   $            --   $            --
                                                ---------------   ---------------   ---------------
Increase / decrease in partners' capital:
From operations
   Net investment loss                                 (120,993)       (3,200,166)       (3,321,159)
   Net realized gain from investments                    11,776           329,360           341,136
   Net unrealized appreciation/depreciation
    on investments                                      (58,430)          608,173           549,743
                                                ---------------   ---------------   ---------------
Net decrease in partners' capital resulting
 from operations                                       (167,647)       (2,262,633)       (2,430,280)
                                                ---------------   ---------------   ---------------
From partners' capital transactions
   Proceeds from partner subscriptions               25,000,868       696,810,950       721,811,818
   Payments for partner redemptions                          --           (25,193)          (25,193)
   Reallocation of performance incentive                 41,834           (41,834)               --
                                                ---------------   ---------------   ---------------
Net increase in partners' capital from
 capital transactions                                25,042,702       696,743,923       721,786,625
                                                ---------------   ---------------   ---------------
Total increase in partners' capital                  24,875,055       694,481,290       719,356,345
                                                ---------------   ---------------   ---------------
Partners' capital at December 31, 2002          $    24,875,055   $   694,481,290   $   719,356,345
                                                ===============   ===============   ===============
For the year ended December 31, 2003
Increase / decrease in partners' capital:
From operations
   Net investment loss                                 (250,370)       (9,079,423)       (9,329,793)
   Net realized gain from investments                   238,377         8,634,245         8,872,622
   Net unrealized appreciation on investments         2,651,516        93,152,183        95,803,699
                                                ---------------   ---------------   ---------------
Net increase in partners' capital resulting
 from operations                                      2,639,523        92,707,005        95,346,528
                                                ---------------   ---------------   ---------------
From partners' capital transactions
   Proceeds from partner subscriptions                       --       285,079,446       285,079,446
   Payments for partner redemptions                          --        (2,983,722)       (2,983,722)
   Reallocation of performance incentive              5,747,835        (5,747,835)               --
                                                ---------------   ---------------   ---------------
Net increase in partners' capital from
 capital transactions                                 5,747,835       276,347,889       282,095,724
                                                ---------------   ---------------   ---------------
Total increase in partners' capital                   8,387,358       369,054,894       377,442,252
                                                ---------------   ---------------   ---------------
Partners' capital at December 31, 2003          $    33,262,413   $ 1,063,536,184   $ 1,096,798,597
                                                ===============   ===============   ===============

* Commencement of operations

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        4

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Cash Flows
For the Year Ended December 31, 2003

Cash flows from operating activities
Net increase in partners' capital from operations             $      95,346,528
Adjustments to reconcile net increase in partners' capital
 from operations to net cash used in operating activities:
   Net realized gain from investments                                (8,872,622)
   Net unrealized appreciation on investments                       (95,803,699)
   Purchases of investments                                        (368,005,340)
   Proceeds from sales of investments                               113,216,598
   Decrease in receivable for investments sold                        1,896,749
   Increase in due from broker                                          (21,188)
   Decrease in prepaid investments in investment funds              120,000,000
   Decrease in other assets                                              24,076
   Increase in management fee payable                                   239,018
   Decrease in interest payable on open swap contract                   (40,770)
   Increase in directors' fee payable                                    11,375
   Decrease in accrued expenses and other liabilities                   (10,775)
                                                              -----------------
Net cash used in operating activities                              (142,020,050)
                                                              -----------------
Cash flows from financing activities
Proceeds from partner subscriptions                                 142,342,817
Payments for partner redemptions                                       (436,832)
                                                              -----------------
Net cash provided by financing activities                           141,905,985
                                                              -----------------
Net decrease in cash and cash equivalents                              (114,065)
Cash and cash equivalents at beginning of year                       18,122,404
                                                              -----------------
Cash and cash equivalents at end of year                      $      18,008,339
                                                              =================
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense                $         456,223
                                                              =================

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        5

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments
December 31, 2003

                                                                           Percent of                First
                               First                                       Investment  Percent of  Available
                            Acquisition                      Fair             Fund      Partners'  Redemption
       Description             Date           Cost           Value            Held       Capital      Date *   Liquidity **
----------------------------------------------------------------------------------------------------------------------------
Investment Funds
Convertible Arbitrage
   Alta Partners, L.P.        7/1/2002   $  11,375,000  $    15,568,358         11.23%       1.42%     N/A       Quarterly
   KBC Convertible
    Opportunities, L.P.       7/1/2002      21,000,000       25,436,005         17.72        2.32      N/A       Quarterly
   Lydian Partners II,
    L.P.                      7/1/2002      23,750,000       29,338,525         15.89        2.67   9/30/2004    Quarterly
   Tiburon Fund, L.P.         8/1/2002      29,000,000       31,216,421          8.57        2.85      N/A       Quarterly
   Triborough Partners,
    LLC                       7/1/2002       8,250,000        8,431,888         21.50        0.77      N/A       Quarterly
                                         --------------------------------------------  ----------
Total Convertible
 Arbitrage                                  93,375,000      109,991,197                     10.03
Credit Trading and Capital
 Structure Arbitrage
   AXA Kappa                 12/1/2003       5,000,000        5,009,088          4.47        0.46      N/A        Monthly
   D.E. Shaw Laminar Fund,
    LLC                       7/1/2002      28,750,000       37,499,820         22.00        3.42      N/A       Quarterly
   Fir Tree Recovery Fund,
    L.P.                      7/1/2002      15,500,000       20,659,275          6.14        1.88   6/30/2004    Quarterly
   Hammerman Capital
    Partners, L.P.            7/1/2002       8,500,000       12,999,224          9.23        1.19      N/A       Quarterly
   KBC Credit Arbitrage
    Fund                      1/1/2003      10,000,000       11,296,883         13.35        1.03      N/A        Monthly
   KBC Return Enhancement
    Fund                      9/1/2003      20,000,000       19,870,071         35.11        1.81   8/31/2005     Monthly
   Mariner Relative Value
    Fund, LP                  9/1/2003       8,000,000        8,243,423         20.96        0.75   9/30/2004    Quarterly
   OZF Credit
    Opportunities Fund,
    L.P.                      7/1/2002      20,750,000       27,767,977         14.51        2.53   6/30/2004    Quarterly
   Pequot Credit
    Opportunities Fund,
    L.P.                      7/1/2003      13,250,000       13,699,878         10.72        1.25   6/30/2004    Quarterly
   Trilogy Financial
    Partners, L.P.            1/1/2003       8,000,000        9,212,688          4.58        0.84      N/A       Quarterly
                                         --------------------------------------------  ----------
Total Credit Trading and
 Capital Structure
 Arbitrage                                 137,750,000      166,258,327                     15.16

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        6

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
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Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (continued)
December 31, 2003

                                                                           Percent of                First
                               First                                       Investment  Percent of  Available
                            Acquisition                      Fair            Fund       Partners'  Redemption
     Description               Date           Cost           Value           Held        Capital      Date *   Liquidity **
----------------------------------------------------------------------------------------------------------------------------
Investment Funds
 (continued)
Fixed Income Arbitrage
   FrontPoint Fixed Income
    Opportunities Fund,
    L.P.                      7/1/2002   $  24,750,000  $    26,867,632          3.62%       2.45%     N/A       Quarterly
   Highland Opportunity
    Fund, L.P.                8/1/2002      21,000,000       21,541,158         21.99        1.96      N/A       Quarterly
   Vega Relative Value
    Fund, Ltd.                7/1/2002      24,750,000       31,492,457          1.13        2.87      N/A        Monthly
                                         --------------------------------------------  ----------
Total Fixed Income
 Arbitrage                                  70,500,000       79,901,247                      7.28
Long Only Distressed
   Avenue Asia
    Investments, L.P.         7/1/2002      18,100,000       22,556,915          5.34        2.05      N/A       Annually
   ORN European Distressed
    Debt Fund, LLC           11/1/2003       7,631,840        7,899,847         28.56        0.72  12/31/2004    Quarterly
                                         --------------------------------------------  ----------
Total Long Only Distressed                  25,731,840       30,456,762                      2.77
Long-Short
   Bryn Mawr Capital, L.P.   10/1/2002      13,000,000       14,150,663         10.60        1.29      N/A       Quarterly
   Frontpoint Healthcare
    Fund, L.P.                5/1/2003       7,000,000        7,458,491          5.06        0.68      N/A       Quarterly
   Gotham Asset
    Management, L.P.          8/1/2003      14,500,000       15,564,675          7.07        1.42  12/31/2004    Annually
   KiCap Network Fund,
    L.P.                      1/1/2003      15,000,000       15,360,471          7.72        1.40      N/A       Quarterly
   Lancer Partners, L.P.      7/1/2002      15,625,000                0(a)        N/A        0.00      N/A     Semi-annually(c)
   Maverick Fund USA, Ltd.    7/1/2002      21,875,000       23,226,713          1.12        2.12  12/31/2005    Annually
   Tiger Consumer
    Partners, L.P.            9/1/2003       5,000,000        4,869,000          5.80        0.44   9/30/2004    Quarterly
   Tiger Technology, L.P.     1/1/2003       6,500,000        7,432,700          1.50        0.68   6/30/2006    Annually
                                         --------------------------------------------  ----------
Total Long-Short                            98,500,000       88,062,713                      8.03

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        7

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Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (continued)
December 31, 2003

                                                                           Percent of                First
                               First                                       Investment  Percent of  Available
                            Acquisition                      Fair            Fund       Partners'  Redemption
Description                    Date           Cost           Value           Held        Capital      Date *   Liquidity **
---------------------------------------------------------------------------------------------------------------------------
Investment Funds
 (continued)
Merger Arbitrage
   European Merger Fund,
    LLC                       7/1/2002   $  11,250,000  $    11,571,879         19.28%       1.05%     N/A       Quarterly
   Gruss Arbitrage
    Partners, L.P.            7/1/2002       6,250,000        6,575,905          1.86        0.60      N/A       Quarterly
                                         --------------------------------------------  ----------
Total Merger Arbitrage                      17,500,000       18,147,784                      1.65
Mortgage Arbitrage
   Ellington Mortgage
    Partners, L.P.            7/1/2002      26,750,000       31,812,408         16.58        2.90  12/31/2004    Annually
   Metacapital Fixed
    Income Relative Value
    Fund, L.P.                7/1/2003       7,000,000        7,243,768          9.98        0.66   6/30/2004    Quarterly
   Parmenides Fund, L.P.      9/1/2003      10,000,000       10,518,441         16.84        0.96   2/29/2004     Monthly
   Safe Harbor Fund,
    L.P. (b)                  7/1/2002      18,750,000        7,960,852           N/A        0.73      N/A        Monthly
   Structured Servicing
    Holdings, L.P.            7/1/2002      17,825,940       23,369,372          7.89        2.13      N/A        Monthly
                                         --------------------------------------------  ----------
Total Mortgage Arbitrage                    80,325,940       80,904,841                      7.38

Multi -Strategy
   AQR Absolute Return
    Instit. Fund, L.P.        7/1/2002      24,750,000       27,552,394          5.64        2.51      N/A       Quarterly
   Citadel Wellington
    Partners L.P.             7/1/2002      50,250,000       57,206,336          3.01        5.22   6/30/2004     3 Years
   Clinton Multistrategy
    Fund, LLC                 7/1/2002      30,477,770       32,734,540         17.39        2.98      N/A       Quarterly
   Deephaven Market
    Neutral Fund, LLC         7/1/2002      33,000,000       39,260,360          6.04        3.58      N/A        Monthly
   HBK Fund, L.P.             7/1/2002      34,161,678       39,076,000          2.94        3.56      N/A       Quarterly
   Jet Capital Arbitrage
    and Event Fund I, L.P.    1/1/2003      14,000,000       14,763,450         15.95        1.35      N/A       Quarterly
   K Capital II, L.P.         1/1/2003      22,000,000       23,087,182          3.40        2.10   3/31/2004     Annually

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        8

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Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (continued)
December 31, 2003

                                                                           Percent of                First
                               First                                       Investment  Percent of  Available
                            Acquisition                      Fair             Fund      Partners'  Redemption
Description                    Date           Cost           Value            Held       Capital      Date *   Liquidity **
---------------------------------------------------------------------------------------------------------------------------
Investment Funds
 (continued)
Multi -Strategy
 (continued)
   Nisswa Fund, L.P.          7/1/2002   $  16,875,000  $    17,980,820         28.00%       1.64%     N/A       Quarterly
   Onyx Capital Fund, L.P.    4/1/2003      18,000,000       16,813,072         27.29        1.53      N/A       Annually
   OZ Domestic Partners,
    L.P.                      7/1/2002      37,500,000       45,850,526          3.25        4.18   9/30/2004    Quarterly
   Q Funding III, L.P.        7/1/2002      11,500,000       18,784,977          6.63        1.71      N/A       Quarterly
   Sagamore Hill Partners,
    L.P.                      7/1/2002      26,750,000       30,333,236          6.73        2.77      N/A       Quarterly
   The Animi Fund, LP        10/1/2003      20,000,000       20,391,558         23.16        1.86      N/A        Monthly
                                         --------------------------------------------  ----------
Total Multi-Strategy                       339,264,448      383,834,451                     34.99
Other Arbitrage
   Western Investment
    Hedged Partners, L.P.    11/1/2003       5,000,000        5,063,267          7.19        0.46  10/31/2004     Monthly
                                         --------------------------------------------  ----------
Total Other Arbitrage                        5,000,000        5,063,267                      0.46
Statistical Arbitrage
   Altus Fund, L.P.           7/1/2002       6,250,000        5,878,469         19.28        0.54      N/A       Quarterly
   Glacis Domestic Fund,
    LLC                      10/1/2003       8,000,000        7,532,954         12.00        0.69   9/30/2004    Quarterly
   IKOS, L.P. Equity Class    7/1/2002      25,206,130       26,665,160         39.40        2.43   6/30/2005    Quarterly
   Sabre Fund Investment,
    L.P.                      7/1/2002       4,712,406        4,581,109         11.87        0.42      N/A        Monthly
   Thales Fund, L.P.          7/1/2002       4,562,255        4,791,132          7.12        0.44      N/A       Quarterly
   Ventus Fund Limited        1/1/2003      12,000,000       12,154,392          7.01        1.11      N/A        Monthly
                                         --------------------------------------------  ----------
Total Statistical
 Arbitrage                                  60,730,791       61,603,216                      5.63

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

                                        9

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (continued)
December 31, 2003

                                                                                       Percent of
                                                              Fair                      Partners'
                                              Cost           Value                       Capital
---------------------------------------------------------------------------------------------------------------------------
Total Investments in
 Investment Funds                        $ 928,678,019  $ 1,024,223,805                     93.38%
Purchased Options
   Trac-X NA Swaption
    expires 9/20/04                          1,023,500          539,911                      0.05
Short -Term Investments
   State Street Euro
    Dollar Time Deposit
    0.50% due 1/02/04                       18,008,339       18,008,339                      1.64
                                         ------------------------------                ----------
Total Investments in
 Investment Funds,
 Options, and Short-Term
 Investments                             $ 947,709,858    1,042,772,055                     95.07
                                         =============
Other Assets, less
 Liabilities                                                 54,026,542                      4.93
                                                        ---------------                ----------
Total Partners' Capital                                 $ 1,096,798,597                    100.00%
                                                        ===============                ==========

Detailed information about the Investment Funds' portfolios is not available.

*    From original investment date
**   Available frequency of redemptions after initial lock-up period
N/A Initial lock-up period has either expired prior to December 31, 2003 or Investment Fund did not have an initial lock-up period.
(a) Fair valued at value other than that provided by the Investment Fund manager. See discussion in Note 2 to the financial statements.
(b)  In liquidation. See discussion in Note 2 to the financial statements.
(c)  Liquidity restricted. See discussion in Note 2 to the financial statements.

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements
For the Year Ended December 31, 2003

1.   Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the "Partnership") was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 pursuant to a limited partnership agreement and commenced operations on July 1, 2002 pursuant to an Amended and Restated Agreement of Limited Partnership (as it may be amended, modified or otherwise supplemented from time to time, the "Agreement"). The Partnership is registered under the U.S. Investment Company Act of 1940 ("the 1940 Act") as a closed-end, non-diversified management investment company. The Partnership's investment objective is to seek capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party Investment Managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising Investment Managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

The Partnership's Board of Directors (the "Board") provides broad oversight over the operations and affairs of the Partnership. A majority of the Board is comprised of persons who are independent with respect to the Partnership.

Morgan Stanley Alternative Investment Partners LP serves as the General Partner (the "General Partner") of the Partnership subject to the ultimate supervision of, and subject to any policies established by, the Board of the Partnership. The General Partner is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"), and as a commodity pool operator ("CPO") with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"). Effective as of December 24, 2003, the General Partner has filed with the NFA a notice claiming an exclusion from the definition of CPO under the U.S. Commodity Exchange Act, as amended ("CEA"), and the rules of the CFTC promulgated thereunder, with respect to its operation of the Partnership. Accordingly , the General Partner is no longer subject to registration or regulation as a CPO with respect to the Partnership. Morgan Stanley AIP GP LP serves as the Partnership's investment adviser (the "Adviser") and is responsible for providing day-to-day investment management services to the Partnership, subject to the supervision of the Board. The Adviser is registered as an investment adviser under the Advisers Act and as a commodity trading adviser ("CTA") and a CPO under the CEA. In addition, the Adviser is in the process of filing with the NFA a notice claiming exemption from registration as a CTA under the CEA, and the rules of the CFTC promulgated thereunder, with respect to its commodity trading advisory activities on behalf of the Partnership. The General Partner and the Adviser are affiliates of Morgan Stanley. The Partnership has no fixed termination date and will continue until dissolved in accordance with the terms of the Agreement.

Limited partnership interests (the "Interests") are generally issued at the beginning of each calendar quarter, unless otherwise determined at the discretion of the General Partner. Additional subscriptions for Interests by eligible investors are accepted into the Partnership at net asset value. The Partnership may

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

1.   Organization (continued)

from time to time offer to repurchase Interests (or portions of them) at net asset value pursuant to written tender made by a limited partner of the Partnership (a "Limited Partner"). Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion.

The Partnership began making offers to repurchase Interests (or portions of them) from Limited Partners as of June 30, 2003 and anticipates doing so quarterly thereafter. In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests (or portions of them) to Limited Partners within 30 days after the value of the Interests to be repurchased is determined; the remaining amount will be paid out promptly after completion of the Partnership's year end audit.

2.   Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Partnership will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At December 31, 2003, 95.81% of the Partnership's portfolio was comprised of investments in Investment Funds. Of the remainder of the portfolio, 2.46%, based on the notional value, was invested in a total return equity swap (see Note 5), 0.05% in purchased options and 1.68% in a Eurodollar time deposit. The Board has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership's pro rata interest in the net assets of such Investment Fund, as supplied by the Investment Fund's investment manager from time to time, usually monthly. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

2.   Significant Accounting Policies (continued)

Portfolio Valuation (continued)

accordance with the Agreement, the Adviser values the Partnership's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available. Lancer Partners, L.P. ("Lancer"), an Investment Fund, was fair valued in good faith by the Adviser at December 31, 2003 at a value of $0 representing 0.00% of partners' capital. The manager of Lancer has failed to deliver audited financial statements for 2001 and 2002 for Lancer. In February 2003, the General Partner initiated a legal action against Lancer and its manager in the Superior Court of the State of Connecticut for access to the full books and records of Lancer. Subsequently, Lancer filed a petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The General Partner is a member of the creditors committee formed as part of that proceeding. On July 8, 2003, the SEC instituted a civil action against Lancer, Lancer Management Group, LLC, Lancer Management Group II, LLC (Lancer's general partner and fund manager, referred to with Lancer Management Group, LLC as "Lancer Management"), Michael Lauer (the principal of Lancer Management) as well as against other entities affiliated with Lauer. The SEC alleges that Lauer and Lancer Management made fraudulent misrepresentations to investors by, among other things, overstating the value of the funds and manipulating the price of shares of some of the companies in which Lancer invested. The SEC obtained a temporary restraining order which appointed a receiver for Lancer Management and granted other relief against Lancer Management and Lauer, while deferring to the bankruptcy court with respect to Lancer. Subsequently, the SEC receiver advised the bankruptcy court that it was now in control of Lancer, that Lauer would not be contesting the preliminary injunction sought by the SEC, and that Lauer had agreed not to take any further action with respect to Lancer. It is anticipated that the receiver will evaluate the financial status of Lancer and, in consultation with the creditor and equity committees in the bankruptcy proceeding, propose a plan for winding up Lancer. The Partnership will continue to pursue its rights with regard to the bankruptcy action. The investment in Safe Harbor Fund, L.P. ("Safe Harbor"), an Investment Fund formerly managed by Beacon Hill Asset Management LLC and currently managed by Ellington Management Group, L.L.C., with a value of $7,960,852 representing 0.73% of partners' capital, was in liquidation at December 31, 2003. The fair value of Safe Harbor has been determined based on information provided by Safe Harbor's administrator consistent with the methodology approved by Safe Harbor's Board of Directors. Safe Harbor's fair value does not reflect any potential contingent liabilities associated with either the liquidation of Safe Harbor or the pending Securities and Exchange Commission action against Safe Harbor and its former investment advisor.

Income Recognition and Expenses

The Partnership recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds' net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

2.   Significant Accounting Policies (continued)

Income Recognition and Expenses (continued)

Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost and realized gain (loss) on investments in Investment Funds on a pro-rata basis.

The Partnership's Private Placement Memorandum dated April 5, 2002 provided that the Partners would not bear any initial organization and offering expenses in excess of 0.15% of partners' capital as a result of the Partnership's start up. During the first twelve months of operations ending June 30, 2003, the organization and offering costs incurred by the Partnership amounted to $1,056,125 which represented 0.14% of partners' capital. Ongoing offering costs are charged to capital as incurred.

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners and the General Partner (collectively, the "Partners") as of the last day of each month in accordance with the Partners' investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation on investments, income, net of accrued expenses, and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

Cash and Cash Equivalents

The Partnership treats all highly liquid financial instruments that have original maturities within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. All cash is invested overnight in a short-term time deposit with the Partnership's custodian, State Street Bank and Trust Company.

Income Taxes

No provision for federal, state, or local income taxes is provided in the financial statements. In accordance with the Internal Revenue Code of 1986 as amended, the Limited Partners and General Partner (collectively, the "Partners") are to include their respective share of the Partnership's realized profits or losses in their individual tax returns.

For the year ended December 31, 2003, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies", the Partnership reclassified $9,329,793 and $8,872,622 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Partners and had no effect on net assets.

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

3.   Management Fee, Performance Incentive, Related Party Transactions and Other

Under the terms of the Investment Advisory Agreement dated June 30, 2002 between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and paid monthly at a rate of 0.063% (0.75% on an annualized basis) of the Partnership's net assets as of the end of business on the last business day of each month, before adjustment for any redemptions effective on that day. At December 31, 2003, $692,499 in management fees were payable to the Adviser. For the year ended December 31, 2003, the Partnership incurred management fees of $7,258,336.

The Adviser from time to time has, and may continue to, out of its own resources and in its sole discretion, make payments to significant investors and also certain employees of the Adviser and certain affiliates of the Adviser. The Adviser also may make payments out of its own resources to placement agents that assist in the placement of Interests and that may be affiliated with the Adviser and the General Partner.

Under the terms of the Agreement, the General Partner's "Performance Incentive" for each Incentive Period, as defined in the Agreement, is equal to 15% of the amount, if any, of:(1) the net profits allocated to each Limited Partner's capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) the greater of (a) the Limited Partner's Hurdle Rate Amount (as defined below) for the Incentive Period or (b) the Loss Carryforward Amount(s), as defined in the Agreement, applicable to the Limited Partner's capital account. With respect to each Limited Partner for each Incentive Period, the Performance Incentive allocated to the General Partner initially will not exceed 1.75% of the Limited Partner's ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

The Partnership's "Hurdle Rate" for a given Incentive Period is initially equal to 5% per annum plus the rate of return achieved by the Citi Three-Month U.S. Treasury Bill Index (formerly known as the Salomon Smith Barney Three-Month U.S. Treasury Bill Index) over the same Incentive Period. A Limited Partner's "Hurdle Rate Amount" for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner's capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive will be debited from each Partner's capital account and credited to the General Partner's capital account at the end of each such Incentive Period. During the period from July 1, 2002 to December 31, 2002 and the year ended December 31, 2003, the Performance Incentive earned was $41,834 and $5,747,835, respectively.

State Street Bank and Trust Company (the "Administrator") provides administrative services to the Partnership under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed and payable monthly at an annual rate of 0.0325% of the Partnership's average monthly net assets. Effective January 1, 2004, the annual rate used in computing this fee increased to 0.0650%. In addition, the Partnership is charged for certain reasonable out-of-pocket expenses incurred by the Administrator on its behalf.

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

3. Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

State Street Bank and Trust Company also serves as the custodian for the Partnership. Custody fees are payable monthly based on assets held in custody and investment purchases and sales activity, plus reimbursement for certain reasonable out-of-pocket expenses.

Each Director of the Partnership who is not a director, officer or employee of the Adviser, the General Partner or other subsidiary of Morgan Stanley, and not otherwise an "interested person" of the Partnership as defined under the 1940 Act, is paid an annual retainer of $3,000 plus reasonable out-of-pocket expenses. Directors are reimbursed by the Partnership for their travel expenses related to Board meetings. For the year ended December 31, 2003, the Partnership incurred $49,710 in Directors' fees.

Placement agents may be retained by the Partnership or the General Partner to assist in the placement of Interests. A placement agent, which may be affiliated with the General Partner or the Adviser, will generally be entitled to receive a placement fee from each investor purchasing an Interest through a placement agent. The placement fee will be added to a prospective investor's subscription amount; it will not constitute a capital contribution made by the investor to the Partnership nor part of the assets of the Partnership. The placement fee may be adjusted or waived at the sole discretion of the placement agent in consultation with the General Partner. No fees were paid to placement agents for the year ended December 31, 2003.

At December 31, 2003, there was one Limited Partner, unaffiliated with Morgan Stanley, with a capital balance that represented approximately 57% of the Partnership's capital.

4.   Investments in Investment Funds

As of December 31, 2003, the Partnership invested primarily in Investment Funds, none of which were affiliates of Morgan Stanley. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.5% annually of net assets and performance incentive fees/allocations ranging from 20% to 25% of net profits earned. Of the investments in Investment Funds, Citadel Wellington Partners L.P., at 5.22% of the Partnership's capital, is the sole investment representing more than 5% of the Partnership's capital. Accrued management fees and incentive fees/allocations payable or allocable of $0 and $1,404,753, respectively by Citadel Wellington Partners L.P., and $11,892,934 and $22,638,784, respectively by other underlying Investment Fund managers/general partners representing approximately 79.84% of the Partnership's capital were indirectly charged to the Partners by virtue of the Partnership's investments in Investment Funds as reported to the Partnership. The General Partner was not able to obtain specific fee/allocation amounts charged to the Partnership for the remaining 8.32% of the Partnership's capital and does not know what these amounts were. Detailed information related to each Investment Fund is included on the Schedule of Investments. At December 31, 2003, approximately 7.04% of the Partnership's capital is invested in Investment Funds with lock-ups extending beyond one year from December 31, 2003.

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

4.   Investments in Investment Funds (continued)

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period end relating to investments to be made effective January 1, 2004, pursuant to each Investment Fund's offering memorandum/member/limited partnership agreements (as applicable).

For the year ended December 31, 2003, aggregate purchases and proceeds of sales of Investment Funds were $366,981,840 and $113,084,757, respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income or loss allocated to the Partnership from the Investment Funds. The allocated taxable income or loss is reported to the Partnership by the Investment Funds on Schedules K-1. The Partnership has not yet received all such Schedules K-1 for the year ended December 31, 2003.

5.   Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Partnership.

Options

The Partnership may utilize options and so-called "synthetic" options written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. Options are valued based on market values provided by dealers. When options are purchased over-the-counter, the Partnership bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Adviser may have difficulty closing out the Partnership's position. Over-the-counter options also may include options on baskets of specific securities.

The Partnership may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. During the year ended December 31, 2003, the Partnership had identified sufficient cash and/or securities to cover any commitments under these contracts. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

5.   Financial Instruments with Off-Balance Sheet Risk (continued)

Options (continued)

or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

The Partnership may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Partnership will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The Partnership may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes in seeking to achieve its investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks.

Swap Agreements

The Partnership may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Partnership had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Partnership require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Swaps are valued based on market values provided by dealers. The Partnership is subject to the market

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

5.   Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Partnership is contractually obligated to make. If the other party to a swap defaults, the Partnership's risk of loss consists of the net amount of payments that the Partnership contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Partners' Capital.

The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of December 31, 2003, the following swap contract was outstanding:

                                                                         Net
   Notional       Maturity                                           Unrealized
    Amount          Date                  Description               Appreciation
--------------   ---------   ------------------------------------   ------------
$   25,000,000    9/30/04    Agreement with UBS AG, London          $  1,291,245
                             Branch, dated 8/01/02 to receive the
                             total return of the Series B
                             Investment Class shares of Anova
                             Fund Ltd. in exchange for an amount
                             to be paid quarterly, equal to the
                             LIBOR rate plus 0.33%.

Cash for the full notional amount has been deposited with the counterparty and is included in "Due from broker" in the Statement of Assets, Liabilities and Partners' Capital.

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

6.   Financial Highlights

The following represents ratios to average Limited Partners' capital and other supplemental information for Limited Partners. The calculations below are not annualized.

                                                                For the
                                                              Period From
                                           For the Year          July 1,
                                              Ended            2002(a) to
                                           December 31,       December 31,
                                              2003                2002
                                           ------------       ------------
Total return - prior to performance
 incentive                                        10.61%             (0.67)%
Performance incentive                             (0.67)%            (0.00)%(c)
Total return - net of performance
 incentive (b)                                     9.94%             (0.67)%
Ratio of total expenses to average
 Limited Partners' Capital                         1.04%(d)           0.55%(d)
Performance incentive to average Limited
 Partners' Capital                                 0.63%              0.00%(c)
Ratio of total expenses and performance
 incentive to Limited Partners' Capital            1.67%(d)           0.55%(d)
Ratio of net investment loss to average
 Limited Partners' Capital (e)                    (0.99)%(d)         (0.51)%(d)
Portfolio turnover                                   13%                 5%
Net assets at end of the period (000s)     $  1,096,799       $    719,356

(a)  Commencement of operations.
(b) Total return assumes a purchase of an interest in the Partnership at the beginning of the period indicated and a sale of the Partnership interest on the last day of the period indicated, after Performance Incentive, if any, to the Adviser, and does not reflect the impact of placement fees, if any, incurred when subscribing to the Partnership.
(c)  Impact of performance incentive represented less than 0.005%.
(d) Ratios do not reflect the Partnership's proportionate share of the income and expenses of the Investment Funds.
(e)  Excludes impact of performance incentive.

7.   Subsequent Events

From January 1, 2004 through February 23, 2004, the Partnership accepted approximately $8 million in additional contributions, all of which were received in 2004.

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            Information Concerning Directors and Officers (Unaudited)

                                       Term of                                 Number of
                         Position(s)   Office/                                 Portfolios         Other
                            Held      Length of            Principal            Overseen      Directorships
                          with the      Time             Occupation(s)         Within the      Held Outside
 Name, Address and Age   Partnership   Served*        During Past 5 Years      Complex **     the Complex **
-----------------------  -----------  ---------  ----------------------------  ----------  --------------------
Independent Directors
Michael Bozic (63)        Director    Director   Retired; Director or Trustee     211      Director of Weirton
1 Trimont Lane                        since      of the Retail Funds and the               Steel Corporation.
Apartment 1000A                       2003       Institutional Funds;
Pittsburgh, PA 15211                             formerly Vice Chairman of
                                                 Kmart Corporation, Chairman
                                                 and Chief Executive Officer
                                                 of Levitz Furniture
                                                 Corporation and President
                                                 and Chief Executive Officer
                                                 of Hills Department Stores;
                                                 formerly variously Chairman,
                                                 Chief Executive Officer,
                                                 President and Chief
                                                 Operating Officer of the
                                                 Sears Merchandise Group of
                                                 Sears, Roebuck & Co.

Edwin J. Garn (70)        Director    Director   Director or Trustee of the       211      Director of Franklin
Summit Ventures LLC                   since      Retail Funds and the                      Covey (time
One Utah Center                       2003       Institutional Funds; member               management systems),
201 South Main Street                            of the Utah Regional                      BMW Bank of North
Salt Lake City,                                  Advisory Board of Pacific                 America, Inc.
UT 84111                                         Corp.; formerly, United                   (industrial loan
                                                 States Senator (R-Utah) and               corporation), United
                                                 Chairman, Senate Banking                  Space Alliance
                                                 Committee, Mayor of Salt                  (joint venture
                                                 Lake City, Utah, Astronaut,               between Lockheed
                                                 Space Shuttle Discovery and               Martin and The
                                                 Vice Chairman, Huntsman                   Boeing Company) and
                                                 Corporation (chemical                     Nuskin Asia Pacific
                                                 company).                                 (multilevel
                                                                                           marketing); member
                                                                                           of the board of
                                                                                           various civic and
                                                                                           charitable
                                                                                           organizations.

Wayne E. Hedien (70)      Director    Director   Retired; Director or Trustee     211      Director of the PMI
WEH Associates                        since      of the Retail Funds and the               Group Inc. (private
5750 Old Orchard Road                 2003       Institutional Funds;                      mortgage insurance);
Suite 530                                        formerly associated with the              Trustee and Vice
Skokie, IL 60077                                 Allstate Companies, most                  Chairman of the
                                                 recently as Chairman of The               Field Museum of
                                                 Allstate Corporation and                  Natural History;
                                                 Chairman and Chief Executive              director of various
                                                 Officer of its wholly -owned              other business and
                                                 subsidiary, Allstate                      charitable
                                                 Insurance Company.                        organizations.

Dr. Manuel H. Johnson     Director    Director   Chairman of the Audit            211      Director of NVR,
(55)                                  since      Committee and Director or                 Inc. (home
Johnson Smick Group,                  2003       Trustee of the Retail Funds               construction);
Inc.                                             and the Institutional Funds;              Chairman and Trustee
2099 Pennsylvania                                Senior Partner, Johnson                   of the Financial
Avenue, NW Suite 950                             Smick International, Inc.                 Accounting
Washington, D.C. 20006                           (consulting firm);                        Foundation
                                                 Co-Chairman and a founder of              (oversight
                                                 the Group of Seven Council                organization of the
                                                 (G7C), an international                   Financial Accounting
                                                 economic commission;                      Standards Board);
                                                 formerly, Vice Chairman of                Director of RBS
                                                 the Board of Governors of                 Greenwich Capital
                                                 the Federal Reserve System                Holdings (financial
                                                 and Assistant Secretary of                holdings company).
                                                 the U.S. Treasury.

* Each director serves an indefinite term, until his or her successor is elected.

                                       21

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

           Information Concerning Directors and Officers (Unaudited)

                                       Term of                                 Number of
                         Position(s)   Office/                                 Portfolios         Other
                            Held      Length of            Principal            Overseen      Directorships
                          with the      Time             Occupation(s)         Within the      Held Outside
 Name, Address and Age   Partnership   Served*        During Past 5 Years      Complex **     the Complex **
-----------------------  -----------  ---------  ----------------------------  ----------  --------------------
Joseph J. Kearns (61)     Director    Director   Deputy Chairman of the Audit     212      Director of Electro
Kearns & Associates LLC               since      Committee and Director or                 Rent Corporation
PMB754                                1994       Trustee of the Retail Funds               (equipment leasing),
23852 Pacific Coast                              and the Institutional                     The Ford Family
Malibu Highway,                                  Funds; previously Chairman                Foundation and the
CA 90265                                         of the Audit Committee of                 UCLA Foundation.
                                                 the Institutional Funds;
                                                 President, Kearns &
                                                 Associates LLC (investment
                                                 consulting); formerly, CFO
                                                 of The J. Paul Getty Trust

Michael Nugent (67)       Director    Director   Chairman of the Insurance        211      Director of various
Triumph Capital, L.P.                 since      Committee and Director or                 business
445 Park Avenue,                      2002       Trustee of the Retail Funds               organizations.
10th Floor                                       and the Institutional Funds;
New York, NY 10022                               General Partner of Triumph
                                                 capital, L.P., (private
                                                 investment partnership);
                                                 formerly, Vice President,
                                                 Bankers Trust Company and BT
                                                 Capital Corporation.

Fergus Reid (71)          Director    Director   Director or Trustee of the       212      Trustee and Director
Lumelite Plastics                     since      Retail Funds and the                      of certain
85 Charles Coleman                    2002       Institutional Funds;                      investment companies
Blvd.                                            Chairman of Lumelite                      in the JP Morgan
Pawling, NY 12564                                Plastics Corporation.                     Funds complex
                                                                                           managed by JP Morgan
                                                                                           Investment
                                                                                           Management Inc.

* Each director serves an indefinite term, until his or her successor is elected.

                                       22

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

            Information Concerning Directors and Officers (Unaudited)

                                       Term of                                 Number of
                         Position(s)   Office/                                 Portfolios         Other
                            Held      Length of            Principal            Overseen      Directorships
                          with the      Time             Occupation(s)         Within the      Held Outside
 Name, Address and Age   Partnership   Served*        During Past 5 Years      Complex **     the Complex **
-----------------------  -----------  ---------  ----------------------------  ----------  --------------------
Interested Directors**

Charles A. Fiumefreddo   Chairman     Chairman   Chairman and Director or         211      None
(70)                     and          and        Trustee of the Retail Funds
Morgan Stanley Funds     Director     Director   and the Institutional Funds;
Harborside Financial                  since      formerly, Chief Executive
Center                                2003       Officer of the Retail Funds
Plaza Two 3rd Floor                              and TCW/DW Term Trust 2003.
Jersey City, NJ 07311

James F. Higgins (56)     Director    Director   Director or Trustee of the       211      Director of AXA
Morgan Stanley                        since      Retail Funds and the                      Financial, Inc. and
Harborside Financial                  2003       Institutional Funds; Senior               The Equitable Life
Center                                           Advisor of Morgan Stanley;                Assurance Society of
Plaza Two 2nd Floor                              Director of Morgan Stanley                the United States
Jersey City, NJ 07311                            Distributors Inc. and Dean                (financial
                                                 Witter Realty Inc.;                       services).
                                                 previously President and
                                                 Chief Operating Officer of
                                                 the Private Client Group of
                                                 Morgan Stanley and President
                                                 and Chief Operating Officer
                                                 of Individual Securities of
                                                 Morgan Stanley.

Philip J. Purcell (60)    Director    Director   Director or Trustee of the       211      Director of American
Morgan Stanley                        since      Retail Funds and the                      Airlines, Inc. and
1585 Broadway                         2003       Institutional Funds;                      its parent company,
39th Floor                                       Chairman of the Board of                  AMR Corporation.
New York, NY 10036                               Directors and Chief
                                                 Executive Officer of Morgan
                                                 Stanley and Morgan Stanley
                                                 DW Inc.; Director of Morgan
                                                 Stanley Distributors Inc.;
                                                 Chairman of the Board of
                                                 Directors and Chief
                                                 Executive Officer of Novus
                                                 Credit Services Inc.;
                                                 Director and/or officer of
                                                 various Morgan Stanley
                                                 subsidiaries.


* Each Director serves an indefinite term, until his or her successor is elected.

** The Complex includes all funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. ("MSIM"), Morgan Stanley Investment Advisors Inc. ("MSIA") and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSIM and Morgan Stanley AIP GP LP.

Additional information about the Partnership's Directors can be found in the Partnership's Private Placement Memorandum (PPM). The PPM may be obtained without charge upon request, by calling the Partnership at 1 -610-260-7600. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Partnership's Central Index Key (CIK) number is 0001161973 and the PPM is found within form type POS AMI.

                                       23

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

            Information Concerning Directors and Officers (Unaudited)

                                          Term of
                           Position(s)    Office/
                              Held       Length of
                            with the        Time                       Principal Occupation(s)
Name, Address and Age     Partnership      Served*                      During Past 5 Years
-----------------------  --------------  ----------  ----------------------------------------------------------
Officers

Mitchell M. Merin (50)   President       President   President and Chief Operating Officer of Morgan Stanley
Morgan Stanley                           since 2003  Investment Management Inc.; President, Director and Chief
Investment Management                                Executive Officer of Morgan Stanley Investment Advisors,
Inc.                                                 Inc. and Morgan Stanley Services Company Inc.; Chairman
1221 Avenue of the                                   and Director of Morgan Stanley Distributors Inc.; Chairman
Americas                                             and Director of Morgan Stanley Trust; Director of various
33rd Floor                                           Morgan Stanley subsidiaries; President of the
New York, NY 10020                                   Institutional Funds and President of the Retail Funds;
                                                     Trustee and President of the Van Kampen Closed-End funds;
                                                     Trustee and President of the Van Kampen Open-End funds.

Ronald E. Robison (65)   Executive Vice  Executive   Chief Global Operations Officer and Managing Director of
Morgan Stanley           President and   Vice        Morgan Stanley Investment Management Inc.; Managing
Investment Management    Principal       President   Director of Morgan Stanley & Co. Incorporated; Managing
Inc.                     Executive       and         Director of Morgan Stanley; Managing Director, Chief
1221 Avenue of the       Officer         Principal   Administrative Officer and Director of Morgan Stanley
Americas                                 Executive   Investment Advisors Inc. and Morgan Stanley Services
34th Floor                               Officer     Company Inc.; Chief Executive Officer and Director of
New York, NY 10020                       since       Morgan Stanley Trust; Executive Vice President and
                                         2003        Principal Executive Officer of the Retail Funds;
                                                     previously President and Director of the Institutional
                                                     Funds.

Barry Fink (49)          Vice President  Vice        General Counsel and Managing Director of Morgan Stanley
Morgan Stanley                           President   Investment Management; Managing Director, Secretary and
Investment Management                    since 2003  Director of Morgan Stanley Investment Advisors Inc. and
Inc.                                                 Morgan Stanley Services Company Inc.; Assistant Secretary
1221 Avenue of the                                   of Morgan Stanley DW Inc.; Vice President and General
Americas                                             Counsel of the Retail Funds; Managing Director, Secretary,
22nd Floor                                           and Director of Morgan Stanley Distributors Inc.;
New York, NY 10020                                   previously Secretary of the Retail Funds; previously Vice
                                                     President and Assistant General Counsel of Morgan Stanley
                                                     Investment Advisors Inc. and Morgan Stanley Services
                                                     Company Inc.

Joseph J. McAlinden      Vice President  Vice        Managing Director and Chief Investment Officer of Morgan
(60)                                     President   Stanley Investment Advisors Inc. and Morgan Stanley
Morgan Stanley                           since 2003  Investment Management Inc.; Director of Morgan Stanley
Investment Management                                Trust, Chief Investment Officer of the Van Kampen Funds;
Inc.                                                 Vice President of the Institutional Funds and the Retail
1221 Avenue of the                                   Funds.
Americas
33rd Floor
New York, NY 10020

Stefanie V. Chang (37)   Vice President  Vice        Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley                           President   and Morgan Stanley Investment Management Inc. and Vice
Investment Management                    since 2002  President of the Institutional Funds and the Retail Funds;
Inc.                                                 formerly practiced law with the New Work law firm of
1221 Avenue of the                                   Rogers & Wells (now Clifford Chance US LLP).
Americas
22nd Floor
New York, NY 10020

Cory Pulfrey (44)        Vice President  Vice        Managing Director of Morgan Stanley Investment Management
Morgan Stanley                           President   Inc. and Morgan Stanley Alternative Investments Inc.; Lead
Alternative Investment                   since 2003  Portfolio Manager for the Private Markets Portfolios;
Partners LP                                          Formerly, Managing Director of the Weyerhaeuser Pension
One Tower Bridge                                     Fund Investment Group.
100 Front Street, Suite
1100
West Conshohocken, PA
19428

* Each officer serves an indefinite term, until his or her successor is elected.

                                       24

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

           Information Concerning Directors and Officers (Unaudited)

                                          Term of
                           Position(s)    Office/
                              Held       Length of
                            with the        Time                       Principal Occupation(s)
Name, Address and Age     Partnership      Served*                      During Past 5 Years
-----------------------  --------------  ----------  ----------------------------------------------------------
Officers

James W. Garrett (35)    Treasurer and   Assistant   Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley           Chief           Treasurer   and Morgan Stanley Investment Management Inc.; Treasurer
Investment Management    Financial       from 2002   and Chief Financial Officer of the Institutional Funds;
Inc.                     Officer         to 2003     Previously with PriceWaterhouse LLP (now
1221 Avenue of the                       Treasurer   PriceWaterhouseCoopers LLP).
Americas                                 and
34th Floor                               CFO since
New York, NY 10020                       2003

Noel Langlois (34)       Assistant       Treasurer   Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley           Treasurer       from 2002   and Morgan Stanley Investment Management Inc. and Vice
Alternative                              to 2003     President of Morgan Stanley Alternative Investments Inc.;
Investment Partners LP                   Assistant   Chartered Financial Analyst Charterholder.
One Tower Bridge                         Treasurer
100 Front Street, Suite                  since 2003
1100
West Conshohocken, PA
19428

Mary E. Mullin (37)      Secretary       Secretary   Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley                           since 2002  and Morgan Stanley Investment Management Inc.; Secretary
Investment Management                                of the Institutional Funds and the Retail Funds; formerly
Inc.                                                 practiced law with the New York law firms of McDermott,
1221 Avenue of the                                   Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.
Americas
22nd Floor
New York, NY 10020

* Each officer serves an indefinite term, until his or her successor is elected.

                                       25

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Directors
Charles A. Fiumefreddo
Michael Bozic
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael Nugent
Philip J. Purcell
Fergus Reid

Officers
Charles A. Fiumefreddo, Chairman of the Board and Director
Mitchell M. Merin, President
Ronald E. Robison, Executive Vice President and Principal Executive Officer Joseph J. McAlinden, Vice President
Barry Fink, Vice President
Stefanie Chang Yu, Vice President
Cory Pulfrey, Vice President
James W. Garrett, Treasurer and Chief Financial Officer
Noel Langlois, Assistant Treasurer
Mary E. Mullin, Secretary

Investment Adviser
Morgan Stanley AIP GP LP
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02116

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, New York 10036

Legal Counsel
Clifford Chance US LLP
200 Park Avenue
New York, New York 10166

                                       26

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ITEM 2.   CODE OF ETHICS.

          (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

          (b)  No information need be disclosed pursuant to this paragraph.

          (c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

          (d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

          (e)  Not applicable.

          (f)

               (1)  The Code of Ethics is attached hereto as Exhibit A.

               (2)  Not applicable.

               (3)  Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Managers has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Managers. Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Managers in the absence of such designation or identification.

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ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2003
                                                           Covered
                                       Registrant       Entities/(1)/
   Audit Fees.......................   $   51,500            N/A
   Non-Audit Fees
      Audit-Related Fees............   $        0       $      93,000/(2)/
      Tax Fees .....................   $   17,500/(3)/  $     163,414/(4)/
      All Other Fees................   $        0       $     341,775/(5)/
   Total Non-Audit Fees.............   $   17,500       $     598,189
   Total............................   $   69,000       $     598,189

2002
                                                           Covered
                                       Registrant       Entities/(1)/
   Audit Fees.......................   $   85,000            N/A
   Non-Audit Fees
      Audit-Related Fees............   $        0       $     179,000/(2)/
      Tax Fees......................   $   17,000/(3)/  $           0
      All Other Fees................   $        0       $     595,150/(6)/
   Total Non-Audit Fees.............   $   17,000       $     774,150
   Total............................   $  102,000       $     774,150

----------

N/A- Not applicable, as not required by Item 4.

/(1)/ Covered Entities include Morgan Stanley AIP GP LP (the "Adviser") (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant, including Registrant's general partner, Morgan Stanley Alternative Investment Partners LP.

/(2)/ Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

/(3)/ Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax return.

/(4)/ Tax Fees represent tax advice services provided to Covered Entities, including research and identification of Passive Foreign Investment Company entities.

/(5)/ All Other Fees represent attestation services provided in connection with performance presentation standards.

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/(6)/  All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

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     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     .    Statutory audits or financial audits for the Fund.

     . Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters.

     . Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services).

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4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or -CSR.

     The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     . Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders and agreed upon procedures related to fund profitability analysis in connection with 15c management contract renewal process.

     . Services associated with registration statement with Japanese regulatory authorities, including issuance of consent and opinion for Morgan Stanley Asia-Pacific Fund.

     .    Due diligence services pertaining to potential fund mergers.

     .    Issuance of SAS-70 reports on internal controls of a service provider.

     . Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services).

     . Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews).

     . General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act.

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent

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Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

     .    U.S. federal, state and local tax planning and advice.

     .    U.S. federal, state and local tax compliance.

     .    International tax planning and advice.

     .    International tax compliance.

     . Review/preparation of federal, state, local and international income, franchise, and other tax returns.

     .    Identification of Passive Foreign Investment Companies.

     .    Preparation of local Indian Tax Returns.

     .    Domestic and foreign tax planning, compliance, and advice.

     . Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies.

     . Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function).

     . Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing.

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

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     The Audit Committee has pre-approved the following All Other services.
Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     . Risk management advisory services, e.g., assessment and testing of security infrastructure controls.

     The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

     . Bookkeeping or other services related to the accounting records or financial statements of the audit client.

     .    Financial information systems design and implementation.

     . Appraisal or valuation services, fairness opinions or contribution-in-kind reports.

     .    Actuarial services.

     .    Internal audit outsourcing services.

     .    Management functions.

     .    Human resources.

     .    Broker-dealer, investment adviser or investment banking services.

     .    Legal services.

     .    Expert services unrelated to the audit.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any

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such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the Independent Auditors' services.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     ---------------------------
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     ----------------------------------
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.

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        Morgan Stanley AIP GP LP
        Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Managers has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the
          Registrant.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. The Proxy Voting Policies and Procedures of the Fund and its investment adviser are as follows:

I.   POLICY STATEMENT
     ----------------

     Introduction - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

     Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies.

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     MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

     Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

     Voting Proxies for certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES
     -------------------------------

     To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in
     Section IV. below, provided the vote is consistent with the Client Proxy Standard.

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III. GUIDELINES
     ----------

A.   Management Proposals

     1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          .    Selection or ratification of auditors.

          .    Approval of financial statements, director and auditor reports.

          .    Election of Directors.

          . Limiting Directors' liability and broadening indemnification of Directors.

          . Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

          . Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          . Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

          .    General updating/corrective amendments to the charter.

          .    Elimination of cumulative voting.

          .    Elimination of preemptive rights.

          . Provisions for confidential voting and independent tabulation of voting results.

          . Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          Capitalization changes
          ----------------------

          . Capitalization changes that eliminate other classes of stock and voting rights.

          . Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
               (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

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          .    Proposals to create a new class of preferred stock or for
               issuances of preferred stock up to 50% of issued capital.

          .    Proposals for share repurchase plans.

          . Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          .    Proposals to effect stock splits.

          . Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          Compensation
          ------------

          . Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

          . Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          . Establishment of Employee Stock Option Plans and other employee ownership plans.

          Anti-Takeover Matters
          ---------------------

          . Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          .    Adoption of anti-greenmail provisions provided that the proposal:
               (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

          . Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          . Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          .    Creation of "blank check" preferred stock.

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          .    Changes in capitalization by 100% or more.

          . Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          . Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

          .    Proposals to indemnify auditors.

     4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

          Corporate Transactions
          ----------------------

          . Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

          . Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered. Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          . Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

               (i)   Whether the stock option plan is incentive based;

               (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

               (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

          Anti-Takeover Provisions
          ------------------------

          .    Proposals requiring shareholder ratification of poison pills.

          . Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   Shareholder Proposals

     1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

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          .    Requiring auditors to attend the annual meeting of shareholders.

          . Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          . Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

          .    Confidential voting.

          .    Reduction or elimination of supermajority vote requirements.

     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

          .    Proposals that limit tenure of directors.

          .    Proposals to limit golden parachutes.

          . Proposals requiring directors to own large amounts of stock to be eligible for election.

          .    Restoring cumulative voting in the election of directors.

          . Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

          . Proposals that limit retirement benefits or executive compensation.

          .    Requiring shareholder approval for bylaw or charter amendments.

          . Requiring shareholder approval for shareholder rights plan or poison pill.

          .    Requiring shareholder approval of golden parachutes.

          .    Elimination of certain anti-takeover related provisions.

          .    Prohibit payment of greenmail.

     3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

          . Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

          . Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

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          .    Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.   Proxy Review Committee

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

          (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

          (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments

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               and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

          (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that could significantly affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics

          (b) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP


By:  /s/ Ronald E. Robison
     -----------------------------------
     Name: Ronald E. Robison
     Title: March 8, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Ronald E. Robison
     -----------------------------------
     Name: Ronald E. Robison
     Title: Principal Executive Officer
     Date: March 8, 2004


By:  /s/ James W. Garrett
     -----------------------------------
     Name: James W. Garrett
     Title: Principal Financial Officer
     Date: March 8, 2004